NOTE 2. INCOME TAX (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry fowards	$ 996,000	$ 1,003,000
Stock issued for services rendered	$ 0	$ 345,000